Note I - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2012	%	2011	%	2010	%
United States	$239,153	64	$241,405	67	$180,705	61
Foreign countries	136,538	36	118,085	33	116,103	39
Total	$375,691	100	$359,490	100	$296,808	100